Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CHINA | General Reserve Fund [Member] | Foreign Invested Enterprise [Member]
Restricted Net Assets [Line Items]
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
CHINA | Statutory Surplus Reserve [Member] | Domestic Enterprise [Member]
Restricted Net Assets [Line Items]
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%
Minimum [Member] | CHINA | General Reserve Fund [Member] | Foreign Invested Enterprise [Member]
Restricted Net Assets [Line Items]
Percentage of Annual After Tax Profit Required To Allocate To The General Reserve Fund	10.00%
Minimum [Member] | CHINA | Statutory Surplus Reserve [Member] | Domestic Enterprise [Member]
Restricted Net Assets [Line Items]
Percentage of Annual After Tax Profits Required To Provide Statutory Surplus Fund	10.00%
PRC Subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets			¥ 386,266
VIE And VIE Subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	¥ 116,910	$ 16,466